SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of securities excluded from diluted per share (Details) - shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Earnings Per Share [Abstract]
Potentially dilutive securities	3,545,000	0	0
Stock warrants
Earnings Per Share [Abstract]
Potentially dilutive securities	3,545,000	0	0